UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0456
Washington, D.C. 20549	Expires: May 31, 2021
Estimated average burden
FORM 24F-2	hours per response. . . . . . . . .2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
Cavanal Hill Funds
4400 Easton Commons, Suite 200
Columbus, OH 43219-6226 USA

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

U.S. Treasury Fund
Government Securities Money Market Fund
Limited Duration Fund
Moderate Duration Fund
Bond Fund
Strategic Enhanced Yield Fund
Ultra Short Tax-Free Income Fund
Active Core Fund
Mid Cap Core Equity Fund
Opportunistic Fund
World Energy Fund

3.	Investment Company Act File Number:	811-06114

	Securities Act File Number:	033-35190

4(a).	Last day of fiscal year for which this Form is filed:

August 31, 2020

4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal
		year pursuant to section 24(f):		$9,327,327,243

	(ii)	Aggregate price of securities redeemed or repurchased
		during the fiscal year:	$9,073,662,065

	(iii)	Aggregate price of securities redeemed or repurchased
		during any prior fiscal year ending no earlier than
		October 11, 1995 that were not previously used to reduce
		registration fees payable to the Commission:	$785,856,104

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:	-	$9,859,518,169

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:		$0

	(vi)	Redemption credits available for use in future years - if	($532,190,926)
		Item 5(i) is less than Item 5 (iv) [subtract Item 5(iv) from
		Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See Instruction C.9):		0.0001091

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)]:	=	$0.00
		(enter "0" if no fee is due):

6.	Prepaid shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________.
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.	Interest due.-- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):
$0.00

8.	Total of amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

$0.00

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:
☐ Wire Transfer
☐ Mail or other means

SEC 2393 (6-02)

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Joel B. Engle

Treasurer

Date	November 11, 2020

* Please print the name and title of the signing officer below the signature.

SEC 2393 (6-02)